Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value of Hierarchy For Assets and Liabilities Measured on Recurring Basis

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis as of December 31, 2022 and 2023:

December 31, 2022	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted term deposit	—	1,061,858	—	1,061,858
Short-term investments		270,000		270,000
Loans at fair value	—	—	352,672	352,672
Total assets	—	1,331,858	352,672	1,684,530
Liabilities
Guarantee derivative liabilities	—	—	861,304	861,304
Total liabilities	—	—	861,304	861,304

December 31, 2023	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted term deposit	—	105,182	—	105,182
Short-term investments	—	200,000	—	200,000
Loans at fair value	—	—	420,483	420,483
Total assets	—	305,182	420,483	725,665
Liabilities
Guarantee derivative liabilities			1,357,601	1,357,601
Total liabilities	—	—	1,357,601	1,357,601

Summary of Activities Related to Fair Value of the Guarantee Derivatives

The following table summarizes the activities related to fair value of the guarantee derivatives:

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands)
Fair value of guarantee derivative liabilities at beginning of the year (Level 3)	252,613	1,473,853	861,304
Cash collection	3,107,316	4,436,911	5,512,818
Net cash payout	(2,344,922)	(4,435,587)	(5,284,198)
Change in fair value(i)	458,846	(613,873)	267,677
Fair value of guarantee derivative liabilities at end of the year (Level 3)	1,473,853	861,304	1,357,601

(i)
Recognized as “Change in fair value of financial guarantee derivatives, net” on the Consolidated Statements of Operations.

Summary of Activities Related to Fair Value of the Loans Acquired or Purchased

The following table summarizes the activities related to fair value of the loans acquired or purchased:

	For the Year Ended December 31,
	2022	2023
	(RMB in thousands, except for percentages)
Fair value of loans acquired/purchased at beginning of the year (Level 3)	252,970	352,672
Fair value at inception of loans acquired/purchased	4,296,611	5,154,833
Cash collection	(4,305,417)	(5,120,379)
Change in fair value(i)	108,508	61,309
Disposal	—	(27,952)
Fair value of loans acquired/purchased at end of the year (Level 3)	352,672	420,483

(i)
Recognized as “Change in fair value of loans at fair value” on the Consolidated Statements of Operations.

Schedule of Effect Adverse Change in Derivative Assets and Liabilities	The following table summarizes the effect adverse changes in estimate would have on the fair value of the guarantee derivative assets and liabilities as of December 31, 2022 and 2023, respectively, given hypothetical changes in the cumulative loss rates:

	As of December 31,
	2022	2023
	(RMB in thousands, except for percentages)
Weighted average cumulative loss rates(i)	7.8%	7.4%
Increase/(decrease) in fair value of guarantee derivative liabilities if the cumulative loss rates:
Increase by 10% (ii)	443,526	544,318
Decrease by 10% (ii)	(443,526)	(544,318)

(i)
Expressed as a percentage of the original principal balance of the loans.
(ii)
Expressed as a percentage of the original cumulative loss rates.

Summary of Effect Adverse Changes in Estimated Fair Value of the Loans	The following table summarizes the effect adverse changes in estimate would have on the fair value of the loans at fair value as of December 31, 2022 and 2023, given hypothetical changes in the expected future recovery rates:

	For the Year Ended December 31,
	2022	2023
	(RMB in thousands, except for percentages)
Weighted average expected future recovery rates(i)	4.8%	4.2%
Increase/(decrease) in fair value of loans at fair value if the expected future recovery rates:
Increase by 10% (ii)	35,267	42,048
Decrease by 10% (ii)	(35,267)	(42,048)

(i)
Expressed as a percentage of the principal balance of the loans acquired/purchased.
(ii)
Expressed as a percentage of the original expected future recovery rates.

Summary of Effect Adverse Changes in Estimated Fair Value of Investment	The following table summarizes the effect adverse changes in estimate would have on the fair value of the investment as of December 31, 2023, given hypothetical changes in the value to net asset multiple:

For the Year Ended December 31,
2023
(RMB in thousands, except for percentages)
Value to net asset multiple	0.65
Increase/(decrease) in fair value of the investment:
Increase by 10%	10,388
Decrease by 10%	(10,388)

Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Quantitative Information About The Significant Unobservable Inputs	The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2022 and 2023:

		Range of Inputs
		December 31, 2022			December 31, 2023
Financial Instrument	Unobservable Input	Minimum	Maximum	Weighted- Average	Minimum	Maximum	Weighted- Average
Guarantee derivatives	Cumulative loss rates(i)	1.3%	12.1%	7.8%	1.4%	11.8%	7.4%
	Margins on cost of guarantee services	10.0%	10.0%	10.0%	10.0%	10.0%	10.0%
Loans at fair value	Expected future recovery rates(ii)	4.8%	4.8%	4.8%	4.2%	4.2%	4.2%

(i)
Expressed as a percentage of the original principal balance of the loans.
(ii)
Expressed as a percentage of the principal balance of the loans acquired/purchased.

Non-recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Quantitative Information About The Significant Unobservable Inputs

The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2023:

	Range of Inputs
	December 31, 2023
Unobservable Input	Minimum	Maximum	Weighted-Average
Value to net asset multiple	0.34	0.74	0.65